Schedule of Options Outstanding (Details) shares in Thousands, $ / shares in Thousands, $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Options outstanding, beginning balance | shares	1,031,000
Weighted average exercise price, beginning balance | $ / shares	$ 1
Aggregate Intrinsic Value, beginning balance | $	$ 3,609
Options, granted | shares
Weighted average exercise price, granted | $ / shares
Options, exercised | shares
Weighted average exercise price, exercised | $ / shares
Options, cancelled | shares	(225,000)
Weighted average exercise price, cancelled | $ / shares	$ 1
Options outstanding, ending balance | shares	806,000
Weighted average exercise price, ending balance | $ / shares	$ 1
Aggregate Intrinsic Value, ending balance | $	$ 6,165
Options, vested and exercisable | shares	683,341
Weighted average exercise price, vested and exercisable | $ / shares	$ 1
Aggregate Intrinsic Value, vested and exercisable | $	$ 4,086
Options, vested and expected to vest | shares	806,000
Weighted average exercise price, vested and expected to vest | $ / shares	$ 1
Aggregate Intrinsic Value, vested and expected to vest | $	$ 6,165